UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 745 Fifth Avenue
                         New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 9/30/2014

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 91.4%

Consumer Discretionary – 13.8%
Auto Components - 0.9%
Drew Industries	100,979	$4,260,304

Diversified Consumer Services - 3.3%
American Public Education [1]	161,570	4,360,774
Capella Education	83,972	5,256,647
Liberty Tax [1]	138,500	4,473,550
Lincoln Educational Services	844,693	2,373,588

		16,464,559

Household Durables - 0.8%
Cavco Industries [1]	58,504	3,978,272

Leisure Products - 1.0%
Black Diamond [1]	84,309	637,376
LeapFrog Enterprises Cl. A [1]	350,000	2,096,500
Smith & Wesson Holding Corporation [1,2]	250,100	2,360,944

		5,094,820

Specialty Retail - 7.2%
Buckle (The)	76,025	3,450,775
Cato Corporation (The) Cl. A	152,300	5,248,258
Citi Trends [1]	137,986	3,049,491
Destination Maternity	194,900	3,009,256
hhgregg [1,2]	166,143	1,048,362
Kirkland’s [1]	318,180	5,125,880
Shoe Carnival	292,100	5,202,301
Stein Mart	463,478	5,353,171
Zumiez [1]	165,800	4,658,980

		36,146,474

Textiles, Apparel & Luxury Goods - 0.6%
Culp	150,149	2,725,204

Total		68,669,633

Consumer Staples – 0.7%
Beverages - 0.1%
Truett-Hurst Cl. A [1]	126,100	699,855

Food Products - 0.6%
Asian Citrus Holdings [1]	2,786,100	577,683
Sipef	28,400	1,883,208
Waterloo Investment Holdings [1,3]	1,303,907	495,485

		2,956,376

Total		3,656,231

Energy – 8.0%
Energy Equipment & Services - 5.8%
Canadian Energy Services & Technology	142,200	1,190,978
Dawson Geophysical	105,329	1,914,881
Geospace Technologies [1]	54,312	1,909,067
Gulf Island Fabrication	304,063	5,229,884
Natural Gas Services Group [1]	169,900	4,089,493
Profire Energy [1,2]	113,600	471,440
Tesco Corporation	221,080	4,388,438
TGC Industries [1]	756,940	2,914,219
Total Energy Services	369,200	6,856,877

		28,965,277

Oil, Gas & Consumable Fuels - 2.2%
Ardmore Shipping	81,600	889,440
Ring Energy [1,2]	69,400	1,022,956
Sprott Resource [1]	1,225,600	3,042,250
Synergy Resources [1]	158,100	1,927,239
Triangle Petroleum [1,2]	385,004	4,238,894

		11,120,779

Total		40,086,056

Financials – 8.8%
Banks - 1.2%
BCB Holdings [1]	1,849,707	367,335
John Marshall Bank [1,4]	44,600	791,650
Pacific Continental	238,800	3,068,580
TriState Capital Holdings [1]	195,872	1,776,559

		6,004,124

Capital Markets - 4.0%
FBR & Co. [1]	118,475	3,260,432
Gluskin Sheff + Associates	53,200	1,394,187
GMP Capital	330,700	2,155,551
INTL FCStone [1]	232,569	4,028,095
JMP Group	242,751	1,522,049
Silvercrest Asset Management
Group Cl. A	186,000	2,533,320
U.S. Global Investors Cl. A	262,700	932,585
Westwood Holdings Group	72,527	4,111,556

		19,937,775

Consumer Finance - 0.4%
EZCORP Cl. A [1]	189,800	1,880,918

Diversified Financial Services - 0.4%
PICO Holdings [1]	96,835	1,931,858

Insurance - 0.7%
Blue Capital Reinsurance Holdings	80,500	1,424,045
eHealth [1]	20,800	501,904
Navigators Group [1]	22,536	1,385,964

		3,311,913

Real Estate Management & Development - 2.1%
AV Homes [1]	139,700	2,046,605
Kennedy-Wilson Holdings	268,130	6,424,395
Midland Holdings [1,2]	4,513,000	2,202,782

		10,673,782

Total		43,740,370

Health Care – 9.1%
Biotechnology - 0.8%
BioSpecifics Technologies [1]	39,100	1,380,230
Dyax Corporation [1]	103,816	1,050,618
Harvard Apparatus Regenerative
Technology [1]	72,367	586,173
Lexicon Pharmaceuticals [1]	570,379	804,234

		3,821,255

Health Care Equipment & Supplies - 4.9%
Cerus Corporation [1,2]	538,057	2,157,609
CryoLife	153,489	1,514,936
Cynosure Cl. A [1]	102,100	2,144,100
EnteroMedics [1,2]	275,300	338,619
Exactech [1]	89,517	2,049,044
iRadimed Corporation [1,2]	36,300	254,463
Merit Medical Systems [1]	164,135	1,949,924
Novadaq Technologies [1]	25,479	323,329
Orthofix International [1]	26,400	817,344
RTI Surgical [1]	318,700	1,523,386
STAAR Surgical [1]	96,500	1,025,795
SurModics [1]	179,378	3,257,504
Symmetry Medical [1]	55,600	561,004
Synergetics USA [1]	438,900	1,496,649
Syneron Medical [1]	390,385	3,911,658
Trinity Biotech ADR Cl. A	67,770	1,238,158

		24,563,522

Health Care Providers & Services - 2.1%
Bio-Reference Laboratories [1,2]	72,500	2,034,350
CorVel Corporation [1]	92,321	3,143,530
PDI [1]	240,900	578,160
U.S. Physical Therapy	137,660	4,871,787

		10,627,827

Life Sciences Tools & Services - 0.3%
Harvard Bioscience [1]	345,268	1,412,146

Pharmaceuticals - 1.0%
Agile Therapeutics [1]	109,500	799,350
Theravance Biopharma [1,2]	41,500	956,575
Unichem Laboratories	138,064	496,168
Vetoquinol	47,208	2,149,520
Zogenix [1,2]	312,878	359,810

		4,761,423

Total		45,186,173

Industrials – 24.5%
Aerospace & Defense - 1.1%
AeroVironment [1]	77,700	2,336,439
American Science and Engineering	32,100	1,777,698
CPI Aerostructures [1]	139,844	1,377,463

		5,491,600

Building Products - 1.4%
AAON	160,962	2,737,964
Quanex Building Products	232,400	4,204,116

		6,942,080

Commercial Services & Supplies - 2.3%
Courier Corporation	175,418	2,161,150
Ennis	293,449	3,864,723
Heritage-Crystal Clean [1]	86,734	1,288,867
Hudson Technologies [1]	358,700	1,187,297
Team [1]	39,700	1,505,027
US Ecology	29,800	1,393,448

		11,400,512

Construction & Engineering - 2.2%
Layne Christensen [1]	124,112	1,205,128
MYR Group [1]	180,238	4,340,131
Severfield [1]	3,068,150	3,158,447
Sterling Construction [1]	306,147	2,348,147

		11,051,853

Electrical Equipment - 2.8%
Global Power Equipment Group	347,488	5,177,571
Graphite India	1,546,809	2,529,594
LSI Industries	648,613	3,937,081
Powell Industries	59,900	2,447,514

		14,091,760

Machinery - 6.3%
CIRCOR International	20,000	1,346,600
Energy Recovery [1,2]	93,600	331,344
Foster (L.B.) Company	126,246	5,799,741
FreightCar America	110,891	3,692,670
Gorman-Rupp Company (The)	55,837	1,677,344
Graham Corporation	145,020	4,169,325
Kadant	129,031	5,038,661
Key Technology [1]	292,129	3,826,890
RBC Bearings	44,122	2,501,717
Semperit AG Holding	70,242	3,238,250

		31,622,542

Marine - 0.4%
Clarkson	47,200	1,798,180

Professional Services - 4.8%
CRA International [1]	217,706	5,536,263
Exponent	37,297	2,643,611
GP Strategies [1]	163,508	4,695,950
Kforce	217,700	4,260,389
Resources Connection	491,388	6,849,949

		23,986,162

Road & Rail - 2.7%
Marten Transport	308,085	5,486,994
Patriot Transportation Holding [1]	226,240	7,674,061

		13,161,055

Trading Companies & Distributors - 0.5%
Houston Wire & Cable	222,300	2,663,154

Total		122,208,898

Information Technology – 14.0%
Communications Equipment - 1.4%
Ceragon Networks [1,2]	324,340	771,929
COM DEV International	303,700	962,663
Digi International [1]	303,784	2,278,380
KVH Industries [1]	285,100	3,227,332

		7,240,304

Electronic Equipment, Instruments & Components - 2.9%
CUI Global [1]	267,062	1,933,529
Electro Rent	148,300	2,042,091
Fabrinet [1]	237,669	3,469,967
GSI Group [1]	333,300	3,829,617
Neonode [1,2]	280,465	603,000
Pure Technologies	39,000	281,370
Vishay Precision Group [1]	147,200	2,199,168

		14,358,742

Internet Software & Services - 0.6%
Care.com [1,2]	30,900	251,835
QuinStreet [1]	318,300	1,320,945
Zix Corporation [1]	411,700	1,408,014

		2,980,794

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries [1]	179,900	3,380,321
AXT [1]	778,391	1,899,274
Brooks Automation	473,700	4,978,587
Cascade Microtech [1]	61,600	624,008
GSI Technology [1]	550,361	2,977,453
Integrated Silicon Solution	360,599	4,954,630
Photronics [1]	263,600	2,121,980
Rudolph Technologies [1]	159,293	1,441,602
Ultra Clean Holdings [1]	103,300	924,535
Xcerra Corporation [1]	347,600	3,403,004

		26,705,394

Software - 2.9%
ePlus [1]	79,496	4,455,751
Monotype Imaging Holdings	142,242	4,028,293
Rubicon Project [1,2]	44,200	518,466
SeaChange International [1]	228,800	1,592,448
TeleNav [1]	223,300	1,496,110
VASCO Data Security International [1]	123,429	2,317,997

		14,409,065

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology [1,4]	137,593	1,389,689
Super Micro Computer [1]	100,211	2,948,208

		4,337,897

Total		70,032,196

Materials – 8.2%
Chemicals - 1.9%
BioAmber [1]	75,679	755,277
Burcon NutraScience [1]	148,556	414,471
C. Uyemura & Co.	12,900	664,554
FutureFuel Corporation	217,200	2,582,508
Quaker Chemical	55,788	3,999,442
Societe Internationale de Plantations
d’Heveas	28,985	1,281,333

		9,697,585

Metals & Mining - 6.3%
Alamos Gold	162,900	1,298,895
Argonaut Gold [1]	279,000	976,544
Endeavour Mining [1]	750,000	448,681
Endeavour Silver [1]	445,300	1,945,961
Geodrill [1]	1,460,700	847,765
Gold Standard Ventures [1]	700,000	455,000
Goldgroup Mining [1]	652,000	104,790
Haynes International	81,170	3,733,008
Horsehead Holding Corporation [1]	249,003	4,116,020
Imdex [1]	1,677,092	1,027,865
McEwen Mining [1,2]	1,019,096	1,997,428
Olympic Steel	203,228	4,180,400
Phoscan Chemical [1]	2,968,200	755,335
Pilot Gold [1]	1,669,325	1,535,251
Synalloy Corporation	126,641	2,203,553
Universal Stainless & Alloy Products [1]	205,736	5,423,201
Western Copper and Gold [1]	720,000	417,600

		31,467,297

Total		41,164,882

Utilities – 0.1%
Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power [1]	1,844,000	502,183

Total		502,183

Miscellaneous[5] – 4.2%
Total		20,943,287

TOTAL COMMON STOCKS
(Cost $408,530,066)		456,189,909

REPURCHASE AGREEMENT – 8.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $44,450,000 (collateralized
by obligations of various U.S. Government
Agencies, 3.625% due 8/15/19, valued at
$45,341,438)
(Cost $44,450,000)		44,450,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $18,868,493)		18,868,493

TOTAL INVESTMENTS – 104.1%
(Cost $471,848,559)		519,508,402

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.1)%		(20,361,488)

NET ASSETS – 100.0%		$499,146,914

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 99.8%

Consumer Discretionary – 27.0%
Auto Components - 0.4%
STRATTEC SECURITY	33,087	$2,691,627

Automobiles - 0.9%
Thor Industries	126,715	6,525,823

Media - 1.0%
Saga Communications Cl. A	228,454	7,671,485

Specialty Retail - 19.1%
American Eagle Outfitters	579,415	8,413,106
Ascena Retail Group [1]	752,980	10,014,634
Buckle (The)	562,419	25,528,198
Cato Corporation (The) Cl. A	527,411	18,174,583
DSW Cl. A	566,827	17,067,161
GameStop Corporation Cl. A	75,672	3,117,686
Genesco [1]	341,318	25,513,521
Guess?	173,004	3,800,898
Shoe Carnival	775,713	13,815,449
Stein Mart	1,568,778	18,119,386

		143,564,622

Textiles, Apparel & Luxury Goods - 5.6%
Crocs [1]	34,200	430,236
G-III Apparel Group [1]	119,320	9,886,855
Steven Madden [1]	749,568	24,158,577
Vera Bradley [1],2	385,770	7,977,723

		42,453,391

Total		202,906,948

Consumer Staples – 1.4%
Food & Staples Retailing - 0.8%
Village Super Market Cl. A	280,402	6,387,557

Personal Products - 0.6%
Inter Parfums	39,637	1,090,018
Nu Skin Enterprises Cl. A	75,677	3,407,735

		4,497,753

Total		10,885,310

Energy – 6.2%
Energy Equipment & Services - 5.2%
Helmerich & Payne	34,400	3,366,728
Matrix Service [1]	118,846	2,866,566
Oil States International [1]	81,386	5,037,793
Total Energy Services	199,800	3,710,737
Unit Corporation [1]	408,954	23,985,152

		38,966,976

Oil, Gas & Consumable Fuels - 1.0%
Cimarex Energy	61,518	7,783,873

Total		46,750,849

Financials – 16.4%
Banks - 3.7%
Ames National	249,820	5,583,477
Camden National	248,298	8,690,430
City Holding Company	327,940	13,816,112

		28,090,019

Capital Markets - 1.4%
Federated Investors Cl. B	358,201	10,516,781

Insurance - 6.2%
Allied World Assurance Company
Holdings	279,175	10,284,807
Aspen Insurance Holdings	291,109	12,450,732
Montpelier Re Holdings	254,585	7,915,048
Reinsurance Group of America	201,000	16,106,130

		46,756,717

Thrifts & Mortgage Finance - 5.1%
Genworth MI Canada	663,700	20,978,597
TrustCo Bank Corp. NY	2,640,886	17,007,306

		37,985,903

Total		123,349,420

Health Care – 4.4%
Health Care Providers & Services - 4.4%
Chemed Corporation	141,956	14,607,272
Magellan Health [1]	600	32,838
MEDNAX [1]	207,220	11,359,800
U.S. Physical Therapy	201,350	7,125,777

Total		33,125,687

Industrials – 10.2%
Aerospace & Defense - 0.9%
Cubic Corporation	138,900	6,500,520

Commercial Services & Supplies - 2.0%
UniFirst Corporation	156,050	15,072,869

Machinery - 3.5%
Alamo Group	277,917	11,394,597
Kennametal	91,195	3,767,265
Miller Industries [6]	649,645	10,979,001

		26,140,863

Road & Rail - 0.8%
Knight Transportation	220,189	6,030,977

Trading Companies & Distributors - 3.0%
Aceto Corporation	355,798	6,874,017
Applied Industrial Technologies	350,553	16,002,745

		22,876,762

Total		76,621,991

Information Technology – 27.1%
Communications Equipment - 8.2%
NETGEAR [1]	815,119	25,472,469
Plantronics	500,530	23,915,323
TESSCO Technologies [6]	438,749	12,719,334

		62,107,126

Electronic Equipment, Instruments & Components - 11.2%
Fabrinet [1]	1,397,888	20,409,165
Key Tronic [1],[6]	619,181	6,544,743
PC Connection	975,661	20,947,442
Rofin-Sinar Technologies [1]	480,502	11,080,376
Vishay Intertechnology	1,755,903	25,091,854

		84,073,580

IT Services - 4.5%
Convergys Corporation	1,110,092	19,781,839
ManTech International Cl. A	524,085	14,124,091

		33,905,930

Semiconductors & Semiconductor Equipment - 3.2%
IXYS Corporation	254,361	2,670,790
MKS Instruments	440,300	14,697,214
Synaptics [1]	35,750	2,616,900
Teradyne	195,700	3,794,623

		23,779,527

Total		203,866,163

Materials – 5.6%
Chemicals - 3.1%
Innophos Holdings	121,910	6,716,022
Innospec	470,027	16,873,969

		23,589,991

Containers & Packaging - 0.5%
UFP Technologies [1]	177,566	3,902,901

Metals & Mining - 0.2%
Reliance Steel & Aluminum	18,300	1,251,720

Paper & Forest Products - 1.8%
Schweitzer-Mauduit International	320,305	13,231,800

Total		41,976,412

Miscellaneous[5] – 1.5%
Total		11,181,929

TOTAL COMMON STOCKS
(Cost $606,150,564)		750,664,709

REPURCHASE AGREEMENT – 12.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $92,215,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.625% due 11/30/17, valued at
$94,061,465)
(Cost $92,215,000)		92,215,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $5,812,590)		5,812,590

TOTAL INVESTMENTS – 112.8%
(Cost $704,178,154)		848,692,299

LIABILITIES LESS CASH
AND OTHER ASSETS – (12.8)%		(96,314,729)

NET ASSETS – 100.0%		$752,377,570

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2014. Total market value of loaned securities as of September 30, 2014, was as follows:
		Market Value
	Micro-Cap Portfolio	$17,621,719
	Small-Cap Portfolio	5,402,443

[3]
A security for which market quotations are not readily available represent 0.1% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2014 and less than 1% of net assets.
[6]
At September 30, 2014, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Tax Information:
At September 30, 2014, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:
		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$471,962,679	$47,545,723	$106,615,303	$59,069,580
Small-Cap Portfolio	704,382,026	144,310,273	164,736,635	20,426,362

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.
	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$453,513,085	$2,181,339	$495,485	$456,189,909
Cash Equivalents	18,868,493	44,450,000	–	63,318,493
Small-Cap Portfolio
Common Stocks	750,664,709	–	–	750,664,709
Cash Equivalents	5,812,590	92,215,000	–	98,027,590

For the nine months ended September 30, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Funds recognize transfers between levels as of the end of the reporting period. At September 30, 2014, securities valued at $1,389,689 were transferred from Level 1 to Level 2 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:
	Balance as of 12/31/13	Unrealized Gain (Loss)	Balance as of 9/30/14
Micro-Cap Portfolio
Common Stocks	$194,282	$301,203	$495,485

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2014:
	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	Gain (Loss)	Income	9/30/14	9/30/14
Small-Cap Portfolio
Key Tronic	614,672	$6,773,685	$48,927	–	–	$–	619,181	$6,544,743
Miller Industries	307,186	5,722,875	6,619,230	–	–	241,935	649,645	10,979,001
TESSCO Technologies	266,649	10,751,288	6,242,339	–	–	241,330	438,749	12,719,334
		23,247,848				483,265		30,243,078

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 24, 2014

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: November 24, 2014